Right of use assets, net and lease liability - As Lessee (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2008 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Right of use assets, net and lease liability
Beginning Balance			$ 197,131	$ 178,247
Beginning Balance			286,743	256,067
Additions				66,525
Remediations			14,886
Decreases			(6,990)	(35,849)
Depreciation			(43,189)	(41,275)
Ending Balance			294,639	286,743
Ending Balance		$ 8,474	165,004	197,131
Operating lease commitments by lessee			208,205	172,132
Cash outflow for leases			53,185	54,589
Depreciation
Right of use assets, net and lease liability
Beginning Balance			(89,612)
Decreases			4,024
Depreciation			(44,047)
Ending Balance			(129,635)	(89,612)
Buildings
Right of use assets, net and lease liability
Beginning Balance			244,908	232,790
Additions				41,771
Remediations			8,687
Decreases				(29,653)
Ending Balance			253,595	244,908
Buildings | Depreciation
Right of use assets, net and lease liability
Beginning Balance			(67,050)
Depreciation			(34,060)
Ending Balance			(101,110)	(67,050)
Other
Right of use assets, net and lease liability
Beginning Balance			41,835	23,277
Additions				24,754
Remediations			6,199
Decreases			(6,990)	(6,196)
Ending Balance			41,044	41,835
Other | Depreciation
Right of use assets, net and lease liability
Beginning Balance			(22,562)
Decreases			4,024
Depreciation			(9,987)
Ending Balance			(28,525)	(22,562)
2023
Right of use assets, net and lease liability
Operating lease commitments by lessee			33,446	41,107
Greater than 1 year and less than 3 years
Right of use assets, net and lease liability
Operating lease commitments by lessee			97,177	83,359
Greater than 3 years
Right of use assets, net and lease liability
Operating lease commitments by lessee			$ 77,582	$ 47,666
Mexico City International Airport
Right of use assets, net and lease liability
Term of contract	20 years
Minimum guaranteed income	$ 34,807
Royalty of hotel revenue (as a percent)	18.00%